Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Accumulated Deficit	Total
Balances at Dec. 31, 2021	$ 500	$ (5,911)	$ (5,411)
Balances (in Shares) at Dec. 31, 2021	5,000,000
Net loss		(48,869)	(48,869)
Balances at Dec. 31, 2022	$ 500	(54,780)	(54,280)
Balances (in Shares) at Dec. 31, 2022	5,000,000
Net loss		(13,126)	(13,126)
Balances at Mar. 31, 2023	$ 500	(67,906)	(67,406)
Balances (in Shares) at Mar. 31, 2023	5,000,000
Balances at Dec. 31, 2022	$ 500	(54,780)	(54,280)
Balances (in Shares) at Dec. 31, 2022	5,000,000
Net loss			(36,825)
Balances at Sep. 30, 2023	$ 500	(91,605)	(91,105)
Balances (in Shares) at Sep. 30, 2023	5,000,000
Balances at Dec. 31, 2022	$ 500	(54,780)	(54,280)
Balances (in Shares) at Dec. 31, 2022	5,000,000
Net loss		(47,936)	(47,936)
Balances at Dec. 31, 2023	$ 500	(102,716)	(102,216)
Balances (in Shares) at Dec. 31, 2023	5,000,000
Balances at Mar. 31, 2023	$ 500	(67,906)	(67,406)
Balances (in Shares) at Mar. 31, 2023	5,000,000
Net loss		(12,829)	(12,829)
Balances at Jun. 30, 2023	$ 500	(80,735)	(80,235)
Balances (in Shares) at Jun. 30, 2023	5,000,000
Net loss		(10,870)	(10,870)
Balances at Sep. 30, 2023	$ 500	(91,605)	(91,105)
Balances (in Shares) at Sep. 30, 2023	5,000,000
Balances at Dec. 31, 2023	$ 500	(102,716)	(102,216)
Balances (in Shares) at Dec. 31, 2023	5,000,000
Net loss		(11,291)	(11,291)
Balances at Mar. 31, 2024	$ 500	(114,007)	(113,507)
Balances (in Shares) at Mar. 31, 2024	5,000,000
Balances at Dec. 31, 2023	$ 500	(102,716)	(102,216)
Balances (in Shares) at Dec. 31, 2023	5,000,000
Net loss			(33,715)
Balances at Sep. 30, 2024	$ 500	(136,431)	(135,931)
Balances (in Shares) at Sep. 30, 2024	5,000,000
Balances at Mar. 31, 2024	$ 500	(114,007)	(113,507)
Balances (in Shares) at Mar. 31, 2024	5,000,000
Net loss		(11,471)	(11,471)
Balances at Jun. 30, 2024	$ 500	(125,478)	(124,978)
Balances (in Shares) at Jun. 30, 2024	5,000,000
Net loss		(10,953)	(10,953)
Balances at Sep. 30, 2024	$ 500	$ (136,431)	$ (135,931)
Balances (in Shares) at Sep. 30, 2024	5,000,000